INCOME TAXES (Details Textual) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	26.50%	35.00%	35.00%
Tax Credit Carryforward, Amount	$ 1,684,261		$ 1,684,261
Canada [Member]
Tax Credit Carryforward, Amount	$ 5,990,000		$ 5,990,000